Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets
Intangible assets at beginning	€ 25,322
Intangible assets at ending	39,972	€ 25,322
Cost
Disclosure of intangible assets
Intangible assets at beginning	26,201	15,853
Additions	15,463	10,348
Intangible assets at ending	41,664	26,201
Cost | Development cost
Disclosure of intangible assets
Intangible assets at beginning	25,610	15,262
Additions	15,463	10,348
Intangible assets at ending	41,073	25,610
Cost | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	591	591
Intangible assets at ending	591	591
Amortization
Disclosure of intangible assets
Intangible assets at beginning	(879)
Amortization	(813)	(879)
Intangible assets at ending	(1,692)	(879)
Amortization | Development cost
Disclosure of intangible assets
Intangible assets at beginning	(837)
Amortization	(771)	(837)
Intangible assets at ending	(1,608)	(837)
Amortization | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	(42)
Amortization	(42)	(42)
Intangible assets at ending	(84)	(42)
Net book value
Disclosure of intangible assets
Intangible assets at beginning	25,322
Intangible assets at ending	39,972	25,322
Net book value | Development cost
Disclosure of intangible assets
Intangible assets at beginning	24,773
Intangible assets at ending	39,465	24,773
Net book value | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	549
Intangible assets at ending	€ 507	€ 549